Harris Oakmark International Portfolio Expense Example - Harris Oakmark International Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	993
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,286
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	$ 1,170